Document and Entity Information	Jun. 10, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001375365
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Registrant Name	SUPER MICRO COMPUTER, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33383
Entity Tax Identification Number	77-0353939
Entity Address, Address Line One	980 Rock Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	503-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SMCI
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 7.00% Series A Mandatory Convertible Preferred Stock, $0.001 par value per share
Trading Symbol	SMCIP
Security Exchange Name	NASDAQ